Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
October 31, 2025
EQU-NPRT3-1225
1.809096.122
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 2.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc (a)	924,129	60,697,133
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	815,642	41,452,328
Metro Inc/CN	528,392	35,221,110
		76,673,438
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,647,253	52,698,472
Imperial Oil Ltd	849,896	75,169,940
		127,868,412
TOTAL CANADA		265,238,983
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	1,632,322	30,376,752
GERMANY - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Siemens AG	162,103	45,939,558
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	471,844	48,850,492
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	1,774,816	61,245,029
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	1,655,304	124,501,616
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	427,411	89,380,188
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	562,222	168,908,355
UNITED KINGDOM - 2.6%
Consumer Staples - 0.6%
Personal Care Products - 0.4%
Unilever PLC	667,022	40,024,239
Tobacco - 0.2%
Imperial Brands PLC	463,808	18,429,102
TOTAL CONSUMER STAPLES		58,453,341

Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	651,893	107,528,874
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	5,688,304	87,536,228
TOTAL UNITED KINGDOM		253,518,443
UNITED STATES - 86.3%
Communication Services - 7.8%
Diversified Telecommunication Services - 1.4%
AT&T Inc	2,856,627	70,701,518
Verizon Communications Inc	1,807,403	71,826,195
		142,527,713
Entertainment - 1.2%
Walt Disney Co/The	1,036,192	116,695,943
Interactive Media & Services - 3.8%
Alphabet Inc Class A	1,165,357	327,686,736
Meta Platforms Inc Class A	64,058	41,532,004
		369,218,740
Media - 0.5%
Comcast Corp Class A	1,837,494	51,146,645
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	405,915	85,262,446
TOTAL COMMUNICATION SERVICES		764,851,487

Consumer Discretionary - 6.8%
Broadline Retail - 0.5%
Amazon.com Inc (b)	214,145	52,298,492
Diversified Consumer Services - 0.3%
H&R Block Inc	689,350	34,288,269
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	385,970	115,185,028
Starbucks Corp	469,912	38,001,783
		153,186,811
Specialty Retail - 3.3%
Burlington Stores Inc (b)	198,081	54,192,980
Dick's Sporting Goods Inc	258,599	57,266,749
Lowe's Cos Inc	393,890	93,797,026
TJX Cos Inc/The	770,571	107,987,820
		313,244,575
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co	60,098	2,982,663
NIKE Inc Class B	526,200	33,987,258
Tapestry Inc	691,525	75,943,276
		112,913,197
TOTAL CONSUMER DISCRETIONARY		665,931,344

Consumer Staples - 7.5%
Beverages - 1.8%
Coca-Cola Co/The	1,603,713	110,495,826
Keurig Dr Pepper Inc	2,632,397	71,495,902
		181,991,728
Consumer Staples Distribution & Retail - 3.2%
Albertsons Cos Inc Class A	796,147	14,083,840
BJ's Wholesale Club Holdings Inc (b)	630,085	55,611,302
Costco Wholesale Corp	10,296	9,384,289
Target Corp	478,941	44,407,410
Walmart Inc	1,899,483	192,189,690
		315,676,531
Food Products - 0.7%
JM Smucker Co	254,779	26,382,365
Mondelez International Inc	663,834	38,143,902
		64,526,267
Household Products - 1.6%
Procter & Gamble Co/The	1,019,186	153,254,999
Personal Care Products - 0.2%
Kenvue Inc	1,647,608	23,676,127
TOTAL CONSUMER STAPLES		739,125,652

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp	207,398	32,710,813
Enterprise Products Partners LP	1,517,649	46,728,413
Exxon Mobil Corp	2,445,885	279,711,409
Phillips 66	203,399	27,690,739
Shell PLC	2,019,621	75,714,431
Valero Energy Corp	168,113	28,505,240
		491,061,045
Financials - 20.4%
Banks - 11.7%
Bank of America Corp	3,907,862	208,875,224
Huntington Bancshares Inc/OH	4,557,133	70,362,134
JPMorgan Chase & Co	1,186,878	369,261,483
M&T Bank Corp	495,056	91,025,947
PNC Financial Services Group Inc/The	680,092	124,150,795
US Bancorp	1,467,401	68,498,278
Wells Fargo & Co	2,510,735	218,358,623
		1,150,532,484
Capital Markets - 1.8%
Blackrock Inc	76,264	82,579,422
Charles Schwab Corp/The	1,031,109	97,460,423
		180,039,845
Consumer Finance - 0.8%
Capital One Financial Corp	379,839	83,560,781
Financial Services - 1.0%
Apollo Global Management Inc	376,820	46,842,494
Visa Inc Class A	145,607	49,614,129
		96,456,623
Insurance - 5.1%
American Financial Group Inc/OH	505,402	66,551,335
Chubb Ltd	528,780	146,440,334
Hartford Insurance Group Inc/The	825,559	102,517,917
Marsh & McLennan Cos Inc	416,429	74,186,826
Travelers Companies Inc/The	402,144	108,023,921
		497,720,333
TOTAL FINANCIALS		2,008,310,066

Health Care - 10.5%
Biotechnology - 3.1%
AbbVie Inc	695,458	151,637,663
Gilead Sciences Inc	1,265,374	151,579,151
		303,216,814
Health Care Providers & Services - 1.7%
Cigna Group/The	151,648	37,064,288
UnitedHealth Group Inc	373,008	127,404,612
		164,468,900
Life Sciences Tools & Services - 0.9%
Danaher Corp	441,589	95,109,438
Pharmaceuticals - 4.8%
Eli Lilly & Co	81,575	70,387,805
GSK PLC	2,649,175	62,026,337
Johnson & Johnson	890,845	168,253,895
Merck & Co Inc	1,394,018	119,857,668
Roche Holding AG	26,993	8,743,584
Royalty Pharma PLC Class A	1,132,450	42,512,173
		471,781,462
TOTAL HEALTH CARE		1,034,576,614

Industrials - 10.0%
Aerospace & Defense - 3.4%
GE Aerospace	362,519	112,000,246
General Dynamics Corp	231,290	79,771,921
Huntington Ingalls Industries Inc	206,769	66,583,753
Northrop Grumman Corp	129,909	75,795,406
		334,151,326
Building Products - 0.9%
Johnson Controls International plc	767,313	87,772,934
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	490,833	21,459,399
Veralto Corp	239,127	23,597,052
		45,056,451
Electrical Equipment - 1.4%
AMETEK Inc	327,672	66,225,788
GE Vernova Inc	118,687	69,448,511
		135,674,299
Ground Transportation - 1.0%
Norfolk Southern Corp	335,740	95,142,001
Machinery - 2.3%
Crane Co	389,107	73,930,330
ITT Inc	831,329	153,854,058
		227,784,388
Professional Services - 0.1%
KBR Inc	410,704	17,594,559
Trading Companies & Distributors - 0.5%
Watsco Inc	123,990	45,629,560
TOTAL INDUSTRIALS		988,805,518

Information Technology - 6.8%
Communications Equipment - 1.3%
Cisco Systems Inc	1,799,860	131,587,765
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	531,822	33,637,742
IT Services - 1.7%
Accenture PLC Class A	255,091	63,798,259
Amdocs Ltd	656,086	55,281,806
IBM Corporation	144,300	44,359,263
		163,439,328
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices Inc	254,257	59,529,192
Broadcom Inc	117,261	43,343,183
		102,872,375
Software - 2.0%
Gen Digital Inc	1,067,788	28,146,891
Microsoft Corp	298,480	154,555,929
		182,702,820
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	187,983	50,824,964
TOTAL INFORMATION TECHNOLOGY		665,064,994

Materials - 3.2%
Chemicals - 1.9%
Linde PLC	456,708	191,040,956
Containers & Packaging - 0.9%
Ball Corp	901,938	42,391,086
Crown Holdings Inc	473,362	46,001,319
		88,392,405
Metals & Mining - 0.4%
Freeport-McMoRan Inc	923,618	38,514,871
TOTAL MATERIALS		317,948,232

Real Estate - 2.1%
Specialized REITs - 2.1%
American Tower Corp	238,066	42,609,053
Lamar Advertising Co Class A	712,325	84,474,622
Public Storage Operating Co	278,961	77,707,376
		204,791,051
Utilities - 6.2%
Electric Utilities - 4.2%
Constellation Energy Corp	274,222	103,381,694
Exelon Corp	751,627	34,665,037
FirstEnergy Corp	619,063	28,371,657
NextEra Energy Inc	1,627,802	132,503,083
PG&E Corp	1,834,148	29,273,002
Southern Co/The	901,250	84,753,550
		412,948,023
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	276,068	21,947,406
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	375,756	70,754,855
Multi-Utilities - 1.1%
Ameren Corp	342,430	34,934,708
CenterPoint Energy Inc	940,511	35,965,141
WEC Energy Group Inc	346,298	38,691,876
		109,591,725
TOTAL UTILITIES		615,242,009

TOTAL UNITED STATES		8,495,708,012
TOTAL COMMON STOCKS (Cost $5,751,410,509)		9,583,667,428

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	253,604,566	253,655,287
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	7,536,315	7,537,068
TOTAL MONEY MARKET FUNDS (Cost $261,192,355)			261,192,355

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,012,602,864)	9,844,859,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	573,180
NET ASSETS - 100.0%	9,845,432,963

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,663,994	597,890,710	604,899,772	4,134,271	355	-	253,655,287	253,604,566	0.5%
Fidelity Securities Lending Cash Central Fund	2,656,800	1,153,983,274	1,149,103,006	90,576	-	-	7,537,068	7,536,315	0.0%
Total	263,320,794	1,751,873,984	1,754,002,778	4,224,847	355	-	261,192,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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